Goodwill and Intangibles, Net - Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Goodwill and Intangibles, Net
Goodwill, beginning of period	$ 89,116	$ 79,903
Additions from business acquisition	9,213	89,116
Goodwill, end of period	$ 89,116	$ 89,116